Exhibit 99.1

World Omni Auto Receivables Trust 2018-A
Monthly Servicer Certificate
April 30, 2021

Dates Covered
Collections Period	04/01/21 - 04/30/21
Interest Accrual Period	04/15/21 - 05/16/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	05/17/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/21	215,472,062.34	19,348
Yield Supplement Overcollateralization Amount 03/31/21	6,139,296.69	0
Receivables Balance 03/31/21	221,611,359.03	19,348
Principal Payments	13,344,724.48	508
Defaulted Receivables	91,877.70	14
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/21	5,585,190.74	0
Pool Balance at 04/30/21	202,589,566.11	18,826

Pool Statistics	$ Amount	# of Accounts
Pool Factor	19.28%
Prepayment ABS Speed	1.25%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	1,488,935.28	95
Past Due 61-90 days	483,687.61	31
Past Due 91-120 days	20,703.67	2
Past Due 121+ days	0.00	0
Total	1,993,326.56	128

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.96%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.24%
Delinquency Trigger Occurred	NO

Recoveries	223,188.79
Aggregate Net Losses/(Gains) - April 2021	(131,311.09)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.71%
Prior Net Losses Ratio	-0.59%
Second Prior Net Losses Ratio	-0.84%
Third Prior Net Losses Ratio	0.39%
Four Month Average	-0.44%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.93%

Overcollateralization Target Amount	10,195,266.41
Actual Overcollateralization	10,195,266.41
Weighted Average APR	3.10%
Weighted Average APR, Yield Adjusted	5.46%
Weighted Average Remaining Term	28.25

Flow of Funds	$ Amount
Collections	14,134,617.19
Investment Earnings on Cash Accounts	47.80
Servicing Fee	(184,676.13)
Transfer to Collection Account	0.00
Available Funds	13,949,988.86

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	379,879.16
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	2,687,229.82
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	10,195,266.41
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	613,966.64

Total Distributions of Available Funds	13,949,988.86

Servicing Fee	184,676.13
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 04/15/21	205,276,795.93
Principal Paid	12,882,496.23
Note Balance @ 05/17/21	192,394,299.70

Class A-1
Note Balance @ 04/15/21	0.00
Principal Paid	0.00
Note Balance @ 05/17/21	0.00
Note Factor @ 05/17/21	0.0000000%

Class A-2
Note Balance @ 04/15/21	0.00
Principal Paid	0.00
Note Balance @ 05/17/21	0.00
Note Factor @ 05/17/21	0.0000000%

Class A-3
Note Balance @ 04/15/21	91,596,795.93
Principal Paid	12,882,496.23
Note Balance @ 05/17/21	78,714,299.70
Note Factor @ 05/17/21	23.1512646%

Class A-4
Note Balance @ 04/15/21	83,100,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	83,100,000.00
Note Factor @ 05/17/21	100.0000000%

Class B
Note Balance @ 04/15/21	30,580,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	30,580,000.00
Note Factor @ 05/17/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	453,525.99
Total Principal Paid	12,882,496.23
Total Paid	13,336,022.22

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.50000%
Interest Paid	190,826.66
Principal Paid	12,882,496.23
Total Paid to A-3 Holders	13,073,322.89

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4527653
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.8608899
Total Distribution Amount	13.3136552

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5612549
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	37.8896948
Total A-3 Distribution Amount	38.4509497

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	208.60
Noteholders' Principal Distributable Amount	791.40

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/21	2,548,816.60
Investment Earnings	36.65
Investment Earnings Paid	(36.65)
Deposit/(Withdrawal)	-
Balance as of 05/17/21	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$402,270.20	$626,111.74	$719,764.00
Number of Extensions	31	40	47
Ratio of extensions to Beginning of Period Receivables Balance	0.18%	0.26%	0.29%